                      SALOMON BROTHERS INVESTMENT SERIES

                       SUPPLEMENT DATED AUGUST 27, 2003
                    TO THE PROSPECTUS DATED APRIL 30, 2003

                       SALOMON BROTHERS SERIES FUNDS INC
                       SALOMON BROTHERS CAPITAL FUND INC
                   SALOMON BROTHERS INVESTORS VALUE FUND INC
                              SALOMON FUNDS TRUST

   The following revises and supersedes, as applicable, the information contained under "Choosing a Share Class to Buy" in the Prospectus for Salomon Brothers Investment Series.

Investment Minimums

   Minimum initial investment amounts vary depending on the nature of your investment account.

                                                                        Initial           Additional
                                                                      Investment          Investments
                                                                ---------------------   ---------------
                                                                Classes                 Classes
                                                                 A, B,                   A, B,
                                                                 2, O      Class Y*      2, O   Class Y
                                                                ------- -------------   ------- -------
General........................................................  $250   $2.5 Million **   $50   $1,000
Individual Retirement Accounts, Self Employed Retirement Plans,
  Uniform Gift to Minor Accounts...............................  $ 50   $2.5 Million **   $50   $1,000
Qualified Retirement Plans.....................................  $ 50   $2.5 Million **   $50   $1,000
Monthly Systematic Automatic Investment or Exchange Plans......  $ 25         N/A         $25    N/A
Pre-authorized Check Plan......................................  $ 25         N/A         $25    N/A

* The initial minimum investment may be waived for certain omnibus and individual positions held by clients in certain Citigroup affiliated investment programs.

** $15 million for High Yield Bond Fund and Strategic Bond Fund Class Y.

Class Y Shares

   You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must first meet the $2.5 million initial investment requirement ($15 million for High Yield Bond and Strategic Bond Funds). The initial minimum investment may be waived for certain omnibus and individual positions held by clients in certain Citigroup affiliated investment programs.

FD 02831
SAM 0475